Document and Entity Information	0 Months Ended
Sep. 24, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 24, 2013
Registrant Name	LITMAN GREGORY FUNDS TRUST
Central Index Key	0001020425
Amendment Flag	false
Document Creation Date	Sep. 24, 2013
Document Effective Date	Sep. 24, 2013
Prospectus Date	May 01, 2013
Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	MASFX
Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	MASNX
Litman Gregory Masters Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	MSEFX
Litman Gregory Masters Equity Fund | Investor Class
Risk/Return:
Trading Symbol	MSENX
Litman Gregory Masters Focused Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	MSFOX
Litman Gregory Masters International Fund | Institutional Class
Risk/Return:
Trading Symbol	MSILX
Litman Gregory Masters International Fund | Investor Class
Risk/Return:
Trading Symbol	MNILX
Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk/Return:
Trading Symbol	MSSFX